Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Sales, net	$ 623,716	$ 9,320
Sales, net, related party	37,431	29,110
Sales-commission		12,975
Total Revenue	661,147	51,405
Cost of Goods Sold	420,823
Gross Profit	240,324	51,405
Expenses:
General and administrative	15,840	8,973
Professional and consulting fees	40,858	3,500
Postage and delivery	9,602	6,106
Operating expenses	66,300	18,579
Income before income taxes	174,024	32,826
Income tax expense	61,032	7,043
Net income	$ 112,992	$ 25,783
Basic and diluted loss per common share	$ 0.01	$ 0.01
Weighted average number of common shares outstanding
Basic and diluted	15,000,000	15,000,000